Equity reserves - Disclosure of number RSUs (Details) - Restricted Share Units (RSU) - Share	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [line items]
Number of RSUs beginning of year	1,455,180	0
Number of RSUs granted	2,024,553	2,393,247
Derecognized on closing of JV Transaction	0	(918,457)
Settled in cash	(481,622)	0
Number of RSUs Cancelled/Expired	(754,856)	(19,610)
Number of RSUs end of year	2,243,255	1,455,180